Pay vs Performance Disclosure		12 Months Ended
		Jan. 28, 2024 USD ($)	Jan. 29, 2023 USD ($)	Jan. 30, 2022 USD ($)		Jan. 31, 2021	Jan. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

The following table shows the past four fiscal years’ total compensation for the named executive officers as set forth in the Summary Compensation Table, the total compensation actually paid (“CAP”) to the named executive officers, the Company’s total shareholder return (“TSR”), peer group’s total shareholder return over the same period, net income, and the EPS as the company-selected performance measure.

Fiscal Year 2024 Pay versus Performance Table

Year	Summary compensation table total for CEO(1)	Compensation actually paid to CEO(2)	Average summary compensation table total for other NEOs(1)	Average compensation actually paid to other NEOs(2)	Total shareholder return(3)	Peer group total shareholder return(3)	Net income	EPS
	($)	($)	($)	($)	($)	($)	($, in thousands)	($)
2024	1,215,188	1,444,583	567,507	617,865	127.27	107.46	9,865	0.91
2023	1,186,994	1,067,309	538,642	462,562	102.45	79.71	(4,312)	(0.37)
2022	798,169	406,826	577,484	244,027	71.56	96.59	11,718	0.97
2021	923,559	463,541	534,790	585,697	126.19	123.64	(10,426)	(0.88)

(1)         The principal executive officers and other named executive officers for fiscal years 2021 - 2024 are the following:

Year	CEO	Other NEOs
2024	Jeremy R. Hoff	Paul A. Huckfeldt, Anne J. Smith, Tod R. Phelps
2023	Jeremy R. Hoff	Paul A. Huckfeldt, Anne J. Smith, Tod R. Phelps
2022	Jeremy R. Hoff	Paul A. Huckfeldt, Anne J. Smith, Tod R. Phelps, D. Lee Boone
2021	Paul B. Toms, Jr.	Paul A. Huckfeldt, Anne J. Smith, D. Lee Boone, Jeremy R. Hoff, Douglas Townsend

(2)         SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine compensation “actually paid” as reported in the Pay versus Performance table. The following table details these adjustments:

Year	Executives	Summary Compensation Table Total	Deduct Reported Change in Actuarial Present Value of Pension Benefits(a)	Add Pension Benefit Adjustments(b)	Deduct Reported Value of Equity Awards(c)	Add Equity Award Adjustments(d)	Compensation Actually Paid
		($)	($)	($)	($)	($)	($)
2024	CEO	1,215,188	-	-	(600,000)	829,395	1,444,583
	Other NEOs	567,507	(18,211)	16,539	(200,998)	253,028	617,865

2023	CEO	1,186,994	-	-	(600,000)	480,315	1,067,309
	Other NEOs	538,642	-	38,785	(201,000)	86,135	462,562

2022	CEO	798,169	-	-	(337,500)	(53,843)	406,826
	Other NEOs	577,484	-	30,595	(225,255)	(138,797)	244,027

2021	CEO	923,559	(150,823)	-	(337,500)	28,305	463,541
	Other NEOs	534,790	(46,588)	23,660	(174,003)	247,838	585,697

(a)

The amounts in this column represent the amounts reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the Summary Compensation Table for each applicable year. In fiscal year 2024, the change in pension value was -$2,002 for Mr. Huckfeldt and $54,633 for Ms. Smith. In fiscal 2023, the change in pension value was -$141,096 for Mr. Huckfeldt and -$53,784 for Ms. Smith. In fiscal year 2022, the change in pension value was -$11,090 for Mr. Huckfeldt and -$3,133 for Ms. Smith.

(b)	The amounts deducted or added in calculating the pension value adjustments are as follows:

Year	Executives	Service Cost (i)	Prior Service Cost (ii)	Total Pension Value Adjustment
		($)	($)	($)
2024	CEO	-	-	-
	Other NEOs	16,539	-	16,539
				-
2023	CEO	-	-	-
	Other NEOs	38,785	-	38,785
				-
2022	CEO	-	-	-
	Other NEOs	30,595	-	30,595
				-
2021	CEO	-	-	-
	Other NEOs	23,660	-	23,660

(c)	The amounts in this column represent the grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.

(d)	The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Executive	Year end fair value of equity awards granted during the year	Year over year change in fair value of outstanding and unvested equity awards	Fair value as of vesting date of equity awards granted and vested in the year	Year over year change in fair value of equity awards granted in prior years that vested in the year	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	Total equity award adjustments
		($)	($)	($)	($)	($)	($)	($)
2024	CEO	801,490	161,469	-	(9,439)	(124,125)	-	829,395
	Other NEOs	268,498	59,333	-	(3,462)	(71,341)		253,028

2023	CEO	674,246	(6,959)	-	(5,586)	(181,386)	-	480,315
	Other NEOs	225,877	(3,762)	-	(2,965)	(133,015)	-	86,135

2022	CEO	190,896	(135,677)	-	13,025	(122,087)	-	(53,843)
	Other NEOs	89,220	(110,917)	-	(19,780)	(97,320)	-	(138,797)

2021	CEO	243,511	(51,597)	-	-	(163,610)	-	28,304
	Other NEOs	298,709	17,822	-	(10,710)	(57,983)	-	247,838

(3) Total shareholder return (TSR) is determined based on the value of an initial fixed investment of $100 at the beginning of each fiscal year. The peer group TSR prepared by Zacks Investment Research, Inc. represents cumulative, weighted TSR of the same peer group under Standard Industrial Classification (SIC) Codes 2510 and 2511, which includes home furnishings companies that are publicly traded in the United States or Canada. For more information regarding the peer group TSR, refer to the performance graph that is included in the 2024 Form 10-K, as filed with the SEC.

Company Selected Measure Name		EPS
Named Executive Officers, Footnote

(1)         The principal executive officers and other named executive officers for fiscal years 2021 - 2024 are the following:

Year	CEO	Other NEOs
2024	Jeremy R. Hoff	Paul A. Huckfeldt, Anne J. Smith, Tod R. Phelps
2023	Jeremy R. Hoff	Paul A. Huckfeldt, Anne J. Smith, Tod R. Phelps
2022	Jeremy R. Hoff	Paul A. Huckfeldt, Anne J. Smith, Tod R. Phelps, D. Lee Boone
2021	Paul B. Toms, Jr.	Paul A. Huckfeldt, Anne J. Smith, D. Lee Boone, Jeremy R. Hoff, Douglas Townsend

PEO Total Compensation Amount	[1]	$ 1,215,188	$ 1,186,994	$ 798,169			$ 923,559
PEO Actually Paid Compensation Amount	[2]	$ 1,444,583	1,067,309	406,826			463,541
Adjustment To PEO Compensation, Footnote

(2)         SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine compensation “actually paid” as reported in the Pay versus Performance table. The following table details these adjustments:

Year	Executives	Summary Compensation Table Total	Deduct Reported Change in Actuarial Present Value of Pension Benefits(a)	Add Pension Benefit Adjustments(b)	Deduct Reported Value of Equity Awards(c)	Add Equity Award Adjustments(d)	Compensation Actually Paid
		($)	($)	($)	($)	($)	($)
2024	CEO	1,215,188	-	-	(600,000)	829,395	1,444,583
	Other NEOs	567,507	(18,211)	16,539	(200,998)	253,028	617,865

2023	CEO	1,186,994	-	-	(600,000)	480,315	1,067,309
	Other NEOs	538,642	-	38,785	(201,000)	86,135	462,562

2022	CEO	798,169	-	-	(337,500)	(53,843)	406,826
	Other NEOs	577,484	-	30,595	(225,255)	(138,797)	244,027

2021	CEO	923,559	(150,823)	-	(337,500)	28,305	463,541
	Other NEOs	534,790	(46,588)	23,660	(174,003)	247,838	585,697
(a)

The amounts in this column represent the amounts reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the Summary Compensation Table for each applicable year. In fiscal year 2024, the change in pension value was -$2,002 for Mr. Huckfeldt and $54,633 for Ms. Smith. In fiscal 2023, the change in pension value was -$141,096 for Mr. Huckfeldt and -$53,784 for Ms. Smith. In fiscal year 2022, the change in pension value was -$11,090 for Mr. Huckfeldt and -$3,133 for Ms. Smith.

(b)	The amounts deducted or added in calculating the pension value adjustments are as follows:
Year	Executives	Service Cost (i)	Prior Service Cost (ii)	Total Pension Value Adjustment
		($)	($)	($)
2024	CEO	-	-	-
	Other NEOs	16,539	-	16,539
				-
2023	CEO	-	-	-
	Other NEOs	38,785	-	38,785
				-
2022	CEO	-	-	-
	Other NEOs	30,595	-	30,595
				-
2021	CEO	-	-	-
	Other NEOs	23,660	-	23,660
(c)	The amounts in this column represent the grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.
(d)	The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Executive	Year end fair value of equity awards granted during the year	Year over year change in fair value of outstanding and unvested equity awards	Fair value as of vesting date of equity awards granted and vested in the year	Year over year change in fair value of equity awards granted in prior years that vested in the year	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	Total equity award adjustments
		($)	($)	($)	($)	($)	($)	($)
2024	CEO	801,490	161,469	-	(9,439)	(124,125)	-	829,395
	Other NEOs	268,498	59,333	-	(3,462)	(71,341)		253,028

2023	CEO	674,246	(6,959)	-	(5,586)	(181,386)	-	480,315
	Other NEOs	225,877	(3,762)	-	(2,965)	(133,015)	-	86,135

2022	CEO	190,896	(135,677)	-	13,025	(122,087)	-	(53,843)
	Other NEOs	89,220	(110,917)	-	(19,780)	(97,320)	-	(138,797)

2021	CEO	243,511	(51,597)	-	-	(163,610)	-	28,304
	Other NEOs	298,709	17,822	-	(10,710)	(57,983)	-	247,838

Non-PEO NEO Average Total Compensation Amount	[1]	$ 567,507	538,642	577,484			534,790
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 617,865	462,562	244,027			585,697
Adjustment to Non-PEO NEO Compensation Footnote

(2)         SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine compensation “actually paid” as reported in the Pay versus Performance table. The following table details these adjustments:

Year	Executives	Summary Compensation Table Total	Deduct Reported Change in Actuarial Present Value of Pension Benefits(a)	Add Pension Benefit Adjustments(b)	Deduct Reported Value of Equity Awards(c)	Add Equity Award Adjustments(d)	Compensation Actually Paid
		($)	($)	($)	($)	($)	($)
2024	CEO	1,215,188	-	-	(600,000)	829,395	1,444,583
	Other NEOs	567,507	(18,211)	16,539	(200,998)	253,028	617,865

2023	CEO	1,186,994	-	-	(600,000)	480,315	1,067,309
	Other NEOs	538,642	-	38,785	(201,000)	86,135	462,562

2022	CEO	798,169	-	-	(337,500)	(53,843)	406,826
	Other NEOs	577,484	-	30,595	(225,255)	(138,797)	244,027

2021	CEO	923,559	(150,823)	-	(337,500)	28,305	463,541
	Other NEOs	534,790	(46,588)	23,660	(174,003)	247,838	585,697
(a)

The amounts in this column represent the amounts reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the Summary Compensation Table for each applicable year. In fiscal year 2024, the change in pension value was -$2,002 for Mr. Huckfeldt and $54,633 for Ms. Smith. In fiscal 2023, the change in pension value was -$141,096 for Mr. Huckfeldt and -$53,784 for Ms. Smith. In fiscal year 2022, the change in pension value was -$11,090 for Mr. Huckfeldt and -$3,133 for Ms. Smith.

(b)	The amounts deducted or added in calculating the pension value adjustments are as follows:
Year	Executives	Service Cost (i)	Prior Service Cost (ii)	Total Pension Value Adjustment
		($)	($)	($)
2024	CEO	-	-	-
	Other NEOs	16,539	-	16,539
				-
2023	CEO	-	-	-
	Other NEOs	38,785	-	38,785
				-
2022	CEO	-	-	-
	Other NEOs	30,595	-	30,595
				-
2021	CEO	-	-	-
	Other NEOs	23,660	-	23,660
(c)	The amounts in this column represent the grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.
(d)	The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Executive	Year end fair value of equity awards granted during the year	Year over year change in fair value of outstanding and unvested equity awards	Fair value as of vesting date of equity awards granted and vested in the year	Year over year change in fair value of equity awards granted in prior years that vested in the year	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	Total equity award adjustments
		($)	($)	($)	($)	($)	($)	($)
2024	CEO	801,490	161,469	-	(9,439)	(124,125)	-	829,395
	Other NEOs	268,498	59,333	-	(3,462)	(71,341)		253,028

2023	CEO	674,246	(6,959)	-	(5,586)	(181,386)	-	480,315
	Other NEOs	225,877	(3,762)	-	(2,965)	(133,015)	-	86,135

2022	CEO	190,896	(135,677)	-	13,025	(122,087)	-	(53,843)
	Other NEOs	89,220	(110,917)	-	(19,780)	(97,320)	-	(138,797)

2021	CEO	243,511	(51,597)	-	-	(163,610)	-	28,304
	Other NEOs	298,709	17,822	-	(10,710)	(57,983)	-	247,838

Compensation Actually Paid vs. Total Shareholder Return

CAP versus the Company’s TSR and peer group’s TSR

As shown in the chart below, the CEO and other NEOs’ CAP alignment with TSR varied each year. This is due in large part to the significant emphasis the Company places on long-term equity incentives, which are sensitive to changes in share price and number of shares granted. Both Mr. Hoff’s base salary and long-term incentive grant increased in fiscal 2023 because of the previously mentioned compensation study performed by Pearl Meyer. For this reason, Mr. Hoff received a larger long-term incentive grant, which coupled with his base salary increase and an increase in fiscal 2023 year-end share price as compared to the grant date share price of those awards, significantly increased his fiscal 2023 CAP. His fiscal 2024 CAP was inflated by a higher fiscal 2024 year-end share price, which was the primary driver of the higher fiscal 2024 CAP.

Compensation Actually Paid vs. Net Income

CAP versus Net Income

As shown in the chart below, the Company’s net income and the CEO and other NEOs’ CAP varied significantly each year. This is due in large part to the significant emphasis the Company places on equity incentives, which are sensitive to changes in stock price. For instance, in fiscal 2023, more than 50% of Mr. Hoff’s compensation were equity-based grants, which were comprised of time-based restricted stock unit and performance stock units which are based on achievement of budgeted EPS. Mr. Hoff’s base salary was increased in fiscal 2023 because of the previously mentioned compensation study performed by Pearl Meyer. The unalignment in fiscal 2023 was due to net loss driven by the $24 million restructuring charges related to the exit of ACH brand and the repositioning of PRI brand.

Compensation Actually Paid vs. Company Selected Measure

CAP versus Company-selected Measure (EPS)

As shown in the chart below, the Company’s EPS and the CEO and other NEOs’ CAP varied significantly each year. This is due in large part to the significant emphasis the Company places on equity incentives, which are sensitive to changes in stock price as discussed above. EPS is measured based on the Company’s net income. The unalignment in fiscal 2023 was due to the net loss discussed above.

Total Shareholder Return Vs Peer Group

(3) Total shareholder return (TSR) is determined based on the value of an initial fixed investment of $100 at the beginning of each fiscal year. The peer group TSR prepared by Zacks Investment Research, Inc. represents cumulative, weighted TSR of the same peer group under Standard Industrial Classification (SIC) Codes 2510 and 2511, which includes home furnishings companies that are publicly traded in the United States or Canada. For more information regarding the peer group TSR, refer to the performance graph that is included in the 2024 Form 10-K, as filed with the SEC.

Tabular List, Table

Company Financial Performance Measures

The items listed below represent the most important metrics used to determine CAP for fiscal year 2024 as further described in the Compensation Discussion and Analysis on page 18.

Most Important Performance Measures
Consolidated net income
Earnings per share (“EPS”)
Absolute EPS growth
Relative EPS growth

Total Shareholder Return Amount	[3]	$ 127.27	102.45	71.56			126.19
Peer Group Total Shareholder Return Amount	[3]	107.46	79.71	96.59			123.64
Net Income (Loss)		$ 9,865,000	$ (4,312,000)	$ 11,718,000			$ (10,426,000)
Company Selected Measure Amount		0.91	(0.37)	0.97			(0.88)
PEO Name		Jeremy R. Hoff	Jeremy R. Hoff	Jeremy R. Hoff		Paul B. Toms, Jr.
Measure:: 1
Pay vs Performance Disclosure
Name			Relative EPS growth
Measure:: 2
Pay vs Performance Disclosure
Name			Absolute EPS growth
Measure:: 3
Pay vs Performance Disclosure
Name		Earnings per share (“EPS”)
Measure:: 4
Pay vs Performance Disclosure
Name		Consolidated net income
Mr. Huckfeldt [Member] | Deduct Reported Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (2,002)	$ (141,096)	$ (11,090)
Ms. Smith [Member] | Deduct Reported Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		54,633	(53,784)	(3,133)
PEO | Deduct Reported Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[4]	0	0				$ (150,823)
PEO | Add Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]	0	0	0	[4]		0
PEO | Deduct Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]	(600,000)	(600,000)	(337,500)			(337,500)
PEO | Add Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	829,395	480,315	(53,843)			28,305
PEO | Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0			0
PEO | Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0			0
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		801,490
PEO | Year over year change in fair value of outstanding and unvested equity awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		161,469	(6,959)	(135,677)			(51,597)
PEO | Fair Value as of vesting date of equity awards granted and vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0			0
PEO | Year over year change in fair value of equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(9,439)	(5,586)	13,025			28,304
PEO | Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(124,125)	(181,386)	(122,087)			(163,610)
PEO | Value of dividends or other earnings paid on stock of option awards otherwise reflected in fair value or total compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0			0
PEO | Year end fair value of equity awards granted during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			674,246	190,896			243,511
Non-PEO NEO | Deduct Reported Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[4]	(18,211)	0	0			(46,588)
Non-PEO NEO | Add Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]	16,539	38,785	30,595			23,660
Non-PEO NEO | Deduct Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]	(200,998)	(201,000)	(225,255)			(174,003)
Non-PEO NEO | Add Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	253,028	86,135	(138,797)			247,838
Non-PEO NEO | Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		16,539	38,785	30,595			23,660
Non-PEO NEO | Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0			0
Non-PEO NEO | Year over year change in fair value of outstanding and unvested equity awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		59,333	(3,762)	(110,917)			17,822
Non-PEO NEO | Fair Value as of vesting date of equity awards granted and vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0			0
Non-PEO NEO | Year over year change in fair value of equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,462)	(2,965)	(19,780)			(10,710)
Non-PEO NEO | Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(71,341)	(133,015)	(97,320)			(57,983)
Non-PEO NEO | Value of dividends or other earnings paid on stock of option awards otherwise reflected in fair value or total compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0			0
Non-PEO NEO | Year end fair value of equity awards granted during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 268,498	$ 225,877	$ 89,220			$ 298,709

[1]

(1)         The principal executive officers and other named executive officers for fiscal years 2021 - 2024 are the following:

Year	CEO	Other NEOs
2024	Jeremy R. Hoff	Paul A. Huckfeldt, Anne J. Smith, Tod R. Phelps
2023	Jeremy R. Hoff	Paul A. Huckfeldt, Anne J. Smith, Tod R. Phelps
2022	Jeremy R. Hoff	Paul A. Huckfeldt, Anne J. Smith, Tod R. Phelps, D. Lee Boone
2021	Paul B. Toms, Jr.	Paul A. Huckfeldt, Anne J. Smith, D. Lee Boone, Jeremy R. Hoff, Douglas Townsend

[2]

(2)         SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine compensation “actually paid” as reported in the Pay versus Performance table. The following table details these adjustments:

Year	Executives	Summary Compensation Table Total	Deduct Reported Change in Actuarial Present Value of Pension Benefits(a)	Add Pension Benefit Adjustments(b)	Deduct Reported Value of Equity Awards(c)	Add Equity Award Adjustments(d)	Compensation Actually Paid
		($)	($)	($)	($)	($)	($)
2024	CEO	1,215,188	-	-	(600,000)	829,395	1,444,583
	Other NEOs	567,507	(18,211)	16,539	(200,998)	253,028	617,865

2023	CEO	1,186,994	-	-	(600,000)	480,315	1,067,309
	Other NEOs	538,642	-	38,785	(201,000)	86,135	462,562

2022	CEO	798,169	-	-	(337,500)	(53,843)	406,826
	Other NEOs	577,484	-	30,595	(225,255)	(138,797)	244,027

2021	CEO	923,559	(150,823)	-	(337,500)	28,305	463,541
	Other NEOs	534,790	(46,588)	23,660	(174,003)	247,838	585,697
(a)

The amounts in this column represent the amounts reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the Summary Compensation Table for each applicable year. In fiscal year 2024, the change in pension value was -$2,002 for Mr. Huckfeldt and $54,633 for Ms. Smith. In fiscal 2023, the change in pension value was -$141,096 for Mr. Huckfeldt and -$53,784 for Ms. Smith. In fiscal year 2022, the change in pension value was -$11,090 for Mr. Huckfeldt and -$3,133 for Ms. Smith.

(b)	The amounts deducted or added in calculating the pension value adjustments are as follows:
Year	Executives	Service Cost (i)	Prior Service Cost (ii)	Total Pension Value Adjustment
		($)	($)	($)
2024	CEO	-	-	-
	Other NEOs	16,539	-	16,539
				-
2023	CEO	-	-	-
	Other NEOs	38,785	-	38,785
				-
2022	CEO	-	-	-
	Other NEOs	30,595	-	30,595
				-
2021	CEO	-	-	-
	Other NEOs	23,660	-	23,660
(c)	The amounts in this column represent the grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.
(d)	The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Executive	Year end fair value of equity awards granted during the year	Year over year change in fair value of outstanding and unvested equity awards	Fair value as of vesting date of equity awards granted and vested in the year	Year over year change in fair value of equity awards granted in prior years that vested in the year	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	Total equity award adjustments
		($)	($)	($)	($)	($)	($)	($)
2024	CEO	801,490	161,469	-	(9,439)	(124,125)	-	829,395
	Other NEOs	268,498	59,333	-	(3,462)	(71,341)		253,028

2023	CEO	674,246	(6,959)	-	(5,586)	(181,386)	-	480,315
	Other NEOs	225,877	(3,762)	-	(2,965)	(133,015)	-	86,135

2022	CEO	190,896	(135,677)	-	13,025	(122,087)	-	(53,843)
	Other NEOs	89,220	(110,917)	-	(19,780)	(97,320)	-	(138,797)

2021	CEO	243,511	(51,597)	-	-	(163,610)	-	28,304
	Other NEOs	298,709	17,822	-	(10,710)	(57,983)	-	247,838

[3]

(3) Total shareholder return (TSR) is determined based on the value of an initial fixed investment of $100 at the beginning of each fiscal year. The peer group TSR prepared by Zacks Investment Research, Inc. represents cumulative, weighted TSR of the same peer group under Standard Industrial Classification (SIC) Codes 2510 and 2511, which includes home furnishings companies that are publicly traded in the United States or Canada. For more information regarding the peer group TSR, refer to the performance graph that is included in the 2024 Form 10-K, as filed with the SEC.

[4]	The amounts in this column represent the amounts reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the Summary Compensation Table for each applicable year. In fiscal year 2024, the change in pension value was -$2,002 for Mr. Huckfeldt and $54,633 for Ms. Smith. In fiscal 2023, the change in pension value was -$141,096 for Mr. Huckfeldt and -$53,784 for Ms. Smith. In fiscal year 2022, the change in pension value was -$11,090 for Mr. Huckfeldt and -$3,133 for Ms. Smith.
[5]
(b)	The amounts deducted or added in calculating the pension value adjustments are as follows:
Year	Executives	Service Cost (i)	Prior Service Cost (ii)	Total Pension Value Adjustment
		($)	($)	($)
2024	CEO	-	-	-
	Other NEOs	16,539	-	16,539
				-
2023	CEO	-	-	-
	Other NEOs	38,785	-	38,785
				-
2022	CEO	-	-	-
	Other NEOs	30,595	-	30,595
				-
2021	CEO	-	-	-
	Other NEOs	23,660	-	23,660

[6]	The amounts in this column represent the grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.
[7]

The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Executive	Year end fair value of equity awards granted during the year	Year over year change in fair value of outstanding and unvested equity awards	Fair value as of vesting date of equity awards granted and vested in the year	Year over year change in fair value of equity awards granted in prior years that vested in the year	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	Total equity award adjustments
		($)	($)	($)	($)	($)	($)	($)
2024	CEO	801,490	161,469	-	(9,439)	(124,125)	-	829,395
	Other NEOs	268,498	59,333	-	(3,462)	(71,341)		253,028

2023	CEO	674,246	(6,959)	-	(5,586)	(181,386)	-	480,315
	Other NEOs	225,877	(3,762)	-	(2,965)	(133,015)	-	86,135

2022	CEO	190,896	(135,677)	-	13,025	(122,087)	-	(53,843)
	Other NEOs	89,220	(110,917)	-	(19,780)	(97,320)	-	(138,797)

2021	CEO	243,511	(51,597)	-	-	(163,610)	-	28,304
	Other NEOs	298,709	17,822	-	(10,710)	(57,983)	-	247,838